Equity and Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2020
Equity and Earnings per Common Share [Abstract]
Information about Company's 2013 Plan
The following table sets forth the number of shares of the Company’s common stock and the values thereof (based on the closing prices on the respective dates of grant) granted under the 2013 Plan. Except as otherwise indicated, all shares are fully vested.

Equity Incentive Plan Information

	LTIP-OP Units			Shares of Common Stock		Number of Securities Remaining Available For Future Issuance Under Equity	Weighted Average Issuance
	Issued	Forfeited	Converted	Issued	Forfeited	Compensation Plans	Price
December 31, 2018	(223,900)	916	12,917	(57,875)	3,155	1,235,213
Number of securities issued or to be issued upon exercise	(66,375)	-		-	-	(66,375)	$17.64
Number of securities issued or to be issued upon exercise	-	-	6,000	(6,000)	-	-	$17.23
March 31, 2019	(290,275)	916	18,917	(63,875)	3,155	1,168,838
Number of securities issued or to be issued upon exercise	-	-	-	(12,789)	-	(12,789)	$16.42
June 30, 2019	(290,275)	916	18,917	(76,664)	3,155	1,156,049
Number of securities issued or to be issued upon exercise		-			-	-	$16.68
December 31, 2019	(290,275)	916	18,917	(76,664)	3,155	1,156,049
Number of securities issued or to be issued upon exercise	(41,900)	-	-	-	-	(41,900)	$14.55
Number of securities issued or to be issued upon exercise	-	-	9,500	(9,500)	-	-	$8.01
March 31, 2020	(332,175)	916	28,417	(86,164)	3,155	1,114,149
Number of securities issued or to be issued upon exercise	(9,672)	-	-	-	-	(9,672)	$6.27
Number of securities issued or to be issued upon exercise	-	-	-	(22,224)	-	(22,224)	$9.18
June 30, 2020	(341,847)	916	28,417	(108,388)	3,155	1,082,253

Basic Earnings per Share of Common Stock
The following table presents basic and diluted earnings per share of common stock for the periods indicated (dollars in thousands, except per share data):

Earnings per Common Share Information

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Numerator:
Net loss	$(12,683)	$(28,477)	$(61,519)	$(50,861)
Net loss allocated to noncontrolling interests in Operating Partnership	227	460	1,137	829
Dividends on preferred stock	2,461	2,593	4,920	4,434
Net loss applicable to common stockholders	$(14,917)	$(30,610)	$(65,302)	$(54,466)
Denominator:
Weighted average common shares outstanding	16,882,077	16,776,472	16,746,758	16,708,471
Weighted average diluted shares outstanding	16,895,408	16,789,261	16,759,818	16,721,260
Basic and Diluted EPS:
Basic	$(0.88)	$(1.82)	$(3.90)	$(3.26)
Diluted	$(0.88)	$(1.82)	$(3.90)	$(3.26)